Leases	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Leases	Leases
All right-of-use assets relate to leased premises. As at January 1, 2022 the Group had right-of-use assets relating to six pre-existing lease agreements pertaining to three properties based in the United Kingdom and one in Austria.

On March 25, 2022 the group entered into three lease arrangements in relation to additional space at its pre-existing premises within the Schrödinger Building in Oxford, United Kingdom. Two of the leases expire in September 2033, with a break period in September 2028. The Group has the right, but not the obligation to exit both leases at the end of the break period. The third lease expires in December 2023. A right-of-use asset of £2,193,000 has been recognised in relation to these leases during the nine months ended September 30, 2022.

On July 25, 2022 the group entered into a lease arrangement in relation to additional space at its pre-existing premises within the Schrödinger Building in Oxford, United Kingdom. The lease expires in February 2027 with a break period in February 2025. The Group has the right, but not the obligation to exit the lease at the end of the break period. A right-of-use asset of £369,000 has been recognised in relation to this lease during the nine months ended September 30, 2022.

A right-of-use asset of £200,000 was recognised during the nine months ended September 30, 2022 relating to estimated future restoration costs in relation to one of the Group’s pre-existing leases; see note 17 for further details.

The undiscounted lease liability contractual maturities as at September 30, 2022 and December 31, 2021 are as follows:

	September 30, 2022	31 December 2021
	£'000	£'000
Within one year	1,639	1,075
One to five years	5,049	3,811
More than 5 years	398	415
	7,086	5,301